Disaggregated revenue - Unbilled trade receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Beginning balance	$ 736	$ 372
Decrease from transfers to trade receivables	(736)	(372)
Increase from revenue recognized	706	736
Ending balance	$ 706	$ 736